Other Assets, net (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Available-for-sale Securities, Noncurrent, Total	$ 8,612,000	52,855,000	35,383,000	0
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Loss, Tax, Portion Attributable to Parent, Total	0
Available For Sale Securities Shares	13,333,333	13,333,333
Accumulated Other Comprehensive Loss On Sale Of Securities	0
Accumulated Other Comprehensive Gain On Sale Of Securities	$ 3,300,000	20,400,000